BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 9,356,428	[1]	$ 15,689,532
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	4,163,897		10,619,033
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 2,901,835		$ 9,959,214
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	4.48%		1.50%
Obligations granted by foreign banks | Financing with Correspondent Banks and Multilateral Entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	7.50%		8.99%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,083,902		$ 614,946
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	6.47%		8.47%
Obligations granted by foreign banks | Banco Interamericano de Desarrollo (BID) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	8.98%		9.62%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 178,160		$ 44,873
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	5.20%		5.80%
Obligations granted by foreign banks | Banco Latinoamericano de Comercio Exterior (Bladex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	5.42%		5.80%

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.